RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 2, 2020, the Sponsor subscribed to purchase an aggregate of 4,312,500 shares (the “Founder Shares”) for a subscription price of $3,000. On October 26, 2023, the Sponsor agreed to surrender an aggregate of 1,068,910 shares of the Company’s common stock for no consideration, which were cancelled, resulting in the Sponsor holding an aggregate of 3,243,590 Founder Shares. The subsequent cancellation is retrospectively reflected in the financial statements from day one.

The Company maintains the ownership of Founder Shares by the initial stockholders at 22.0% of the Company’s issued and outstanding shares of common stock upon the consummation of the Initial Public Offering, not including the Private Placement Shares or the Representative Shares. Up to 423,077 Founder Shares held by the initial stockholders are no longer subject to forfeiture due to the underwriters’ over-allotment option exercised in full at the Initial Public Offering.

The initial stockholders and the officers and directors have agreed not to transfer, assign or sell any of the Founder Shares until the earlier of (i) six months after the date of the consummation of the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after its initial business combination that results in all of its public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, the Founder Shares will be released from the lock-up.

Due to Sponsor

During the quarterly period ended March 31, 2026, the Sponsor loaned the Company $10,000. During the annual period ended September 30, 2025, the Company incurred travel expenses amounting to $2,788, which are reimbursable by Su De Tang Global Corporation. The reimbursement was paid to the Company through the proceeds of the working capital loans. As of March 31, 2026 and September 30, 2025, the Company had due to Sponsor, non-interest bearing and due on demand, in the amount of $10,788 and $2,788, respectively.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

Subscription Agreements

From October 2023 through January 2024, the Company’s Sponsor entered into six subscription agreements to sell membership interests in the Sponsor to members of management, directors and director nominees. The membership interests represent the indirect equivalent of 525,000 Founders Shares which equates to 16.19% of the 3,243,590 Founders Shares issued and outstanding. The total purchase price paid for the membership interests was $2,500. The Company modified the agreements in February 2024, with the intent to clarify that the Founder Shares are “earned upon the completion of a successful Business Combination” and the modified agreement is to be effective contemporaneously with the date and time of the initial subscription agreements. The sale of the membership interests to the Company’s management, directors and director’s nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date.

On January 22, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was terminated and $500 was paid to the subscriber as a result of the termination of the agreement.

On September 11, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was amended in which the Sponsor granted an additional 50,000 Founder Shares bringing the total to 150,000 Founder Shares or 4.62% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding. The total purchase price paid for the membership interest was $750.

The fair value of the 425,000 shares granted through March 28, 2024, to the Company’s directors and director nominees was approximately $1,734,000 or approximately $4.08 per share. The fair value of the additional 50,000 shares granted on September 11, 2024, to the Company’s directors and director nominees was approximately $499,000 or approximately $9.98 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of March 31, 2026, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

The Founder Shares issued to the directors and director nominees were valued using a Black-Scholes model. The following criteria presents the quantitative information regarding market assumptions used in the Founder Share valuations:

	November 15, 2023	January 15, 2024
Volatility	5.0%	5.0%
Risk-free rate	4.8%	4.1%
Spot price	$8.95	$9.32
Discount of lack of marketability (DLOM)	0.2%	0.4%

Administrative Support Agreement

The Company entered into an Administrative Services Agreement pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing on October 1, 2023. Upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees. On January 22, 2024, the Company’s Chief Financial Officer resigned, and the Administrative Services Agreement was terminated.

On January 22, 2024, the Company appointed a new Chief Financial Officer and entered into an Administrative Services Agreement dated January 24, 2024, pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing at the time of the Initial Public Offering closing. The agreement further specified that upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees.

For the three and six months ended March 31, 2026, the Company incurred $15,000 and $30,000 in fees for these services, respectively, of which $15,000 is recorded as accrued expenses in the balance sheet as of March 31, 2026. For the three and six months ended March 31, 2025, the Company incurred $15,000 and $30,000 in fees for these services, respectively, of which $15,000 is recorded as accounts payable and accrued expenses in the balance sheet as of March 31, 2025.

IB ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2026

(Unaudited)

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 2, 2020, the Sponsor subscribed to purchase an aggregate of 4,312,500 shares (the “Founder Shares”) for a subscription price of $3,000. On October 26, 2023, the Sponsor agreed to surrender an aggregate of 1,068,910 shares of the Company’s common stock for no consideration, which were cancelled, resulting in the Sponsor holding an aggregate of 3,243,590 Founder Shares. The subsequent cancellation is retrospectively reflected in the financial statements from day one.

The Company maintains the ownership of Founder Shares by the initial stockholders at 22.0% of the Company’s issued and outstanding shares of common stock upon the consummation of the Initial Public Offering, not including the Private Placement Shares or the Representative Shares. Up to 423,077 Founder Shares held by the initial stockholders are no longer subject to forfeiture due to the underwriters’ over-allotment option exercised in full at the Initial Public Offering.

The initial stockholders and the officers and directors have agreed not to transfer, assign or sell any of the Founder Shares until the earlier of (i) six months after the date of the consummation of the Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after its initial business combination that results in all of its public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, the Founder Shares will be released from the lock-up.

Due to Sponsor

During the year ended September 30, 2025, the Sponsor incurred travel expenses amounting to $2,788 which are reimbursable by Su De Tang Global Corporation, the reimbursement was paid to the Company through the proceeds of the working capital loans. As of September 30, 2025 and 2024, the Company had due to Sponsor, non-interest bearing and due on demand in the amount of $2,788 and $0, respectively.

Subscription Agreements

From October 2023 through January 2024, the Company’s Sponsor entered into six subscription agreements to sell membership interests in the Sponsor to members of management, directors and director nominees. The membership interests represent the indirect equivalent of 525,000 Founders Shares which equates to 16.19% of the 3,243,590 Founders Shares issued and outstanding. The total purchase price paid for the membership interests was $2,500. The Company modified the agreements in February 2024, with the intent to clarify that the Founder Shares are “earned upon the completion of a successful Business Combination” and the modified agreement is to be effective contemporaneously with the date and time of the initial subscription agreements. The sale of the membership interests to the Company’s management, directors and director’s nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date.

On January 22, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was terminated and $500 was paid to the subscriber as a result of the termination of the agreement.

On September 11, 2024, one of the subscription agreements representing an indirect equivalent of 100,000 Founders Shares or 3.08% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding was amended in which the Sponsor granted an additional 50,000 Founder Shares bringing the total to 150,000 Founder Shares or 4.06% of the 3,243,590 Founders Shares (with over-allotment) issued and outstanding. The total purchase price paid for the membership interest was $750.

The fair value of the 425,000 shares granted through March 28, 2024, to the Company’s directors and director nominees was approximately $1,734,000 or approximately $4.08 per share. The fair value of the additional 50,000 shares granted on September 11, 2024, to the Company’s directors and director nominees was approximately $499,000 or approximately $9.98 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of September 30, 2025, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

The Founder Shares issued to the directors and director nominees were valued using a Black-Scholes model. The following criteria presents the quantitative information regarding market assumptions used in the Founder Share valuations:

	November 15, 2023	January 15, 2024
Volatility	5.0%	5.0%
Risk-free rate	4.8%	4.1%
Spot price	$8.95	$9.32
Discount of lack of marketability (DLOM)	0.2%	0.4%

Administrative Support Agreement

The Company entered into an Administrative Services Agreement pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing on October 1, 2023. Upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees. On January 22, 2024, the Company’s Chief Financial Officer resigned, and the Administrative Services Agreement was terminated.

On January 22, 2024, the Company appointed a new Chief Financial Officer and entered into an Administrative Services Agreement dated January 24, 2024, pursuant to which the Company agreed to pay the Chief Financial Officer a sum of $5,000 per month commencing at the time of the Initial Public Offering closing. The agreement further specified that upon completion of the initial business combination or the liquidation, the Company will cease paying these monthly fees.

For the year ended September 30, 2025, the Company incurred $60,000 in fees for these services, of which $15,000 is recorded as accrued expenses in the balance sheet as of September 30, 2025. For the year ended September 30, 2024, the Company incurred $45,000 in fees for these services, of which $15,000 is included in accrued expenses in the accompanying balance sheet as of September 30, 2024